Document and Entity Information	May 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 07, 2026
Entity File Number	001-41472
Entity Registrant Name	SUI GROUP HOLDINGS LIMITED
Entity Central Index Key	0001425355
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	90-0316651
Entity Address, Address Line One	1907 Wayzata Blvd, Suite #205
Entity Address, City or Town	Wayzata
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55391
City Area Code	952
Local Phone Number	479-1923
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	SUIG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false